ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS	12 Months Ended
Dec. 31, 2014
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS [Text Block]

1 ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS

China Information Technology Inc., together with its subsidiaries (the "Company" or "CNIT"), is a provider of integrated cloud-based solutions including Internet-of-Things (“IoT”), public InfoCloud, WeMedia platform, Smart City and other Internet-related services in the People’s Republic of China ("PRC"). The Company’s total solutions include software licensing, specialized software, hardware, systems integration, and related services. These services are provided through the Company’s wholly-owned PRC subsidiaries, Information Security Technology International Co., Ltd. ("IST"), and its subsidiary, Dongguan Information Security Technology (China) Co., Ltd. ("IST DG"), TopCloud Software Co., Ltd., ("TopCloud ")(formerly Information Security Software (China) Co., Ltd.), and Information Security IoT Tech. Co., Ltd. ("ISIOT ), and through the Company’s variable interest entity ("VIE"), iASPEC Geo Information Technology Co., Ltd. ("iASPEC"), and its subsidiaries, Wuda Geoinformatics Co., Ltd. ("Geo"), Shenzhen iASPEC Zhongtian Software Co., Ltd. ("Zhongtian"), iASPEC Bocom IoT Technology Co. Ltd. ("Bocom"), Shenzhen Taoping Internet Tech. Co., Ltd. (“Taoping”), and Shenzhen Biznest Internet Tech. Co., Ltd. (“Biznest”).

On October 31, 2012, the Company completed a reorganization of the Company as a British Virgin Islands (“BVI”) company. Each outstanding share of the common stock of the Company was converted into the right to receive on ordinary share of China Information Technology Inc., a BVI company (“CNIT BVI”). The shares of CNIT BVI are listed on the NASDAQ Global Select Market under the trading symbol “CNIT,” the same symbol under which the shares of common stock of the Company were listed.

Management Service Agreement

iASPEC is a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company operates the restricted aspect of its business through iASPEC.

Pursuant to the terms of a management service agreement by and among IST, iASPEC and its shareholders, dated July 1, 2007 ("MSA"), iASPEC granted IST a ten-year, exclusive, royalty-free, transferable worldwide license to use and install certain iASPEC software, along with copies of source and object codes relating to such software. In addition, IST licensed back to iASPEC a royalty-free, limited, non-exclusive license to the software, without right of sub-license, for the sole purpose of permitting iASPEC to carry out its business as presently conducted. IST has the right to designate two Chinese citizens to serve as senior managers of iASPEC, to serve as a majority on iASPEC’s Board of Directors, and to assist in managing the business and operations of iASPEC. In addition, both iASPEC and IST will require the affirmative vote of a majority of the Company’s Board of Directors, including at least one non-insider director, for certain material actions, as defined, with respect to iASPEC.

Option Agreement

In connection with the MSA, on July 1, 2007, IST also entered into an immediately exercisable purchase option agreement (the "Option Agreement") with iASPEC and its shareholders, pursuant to which the iASPEC shareholder granted IST or its designee(s) an exclusive, irrevocable option to purchase, from time to time, all or a part of iASPEC’s shares or iASPEC’s assets from the iASPEC shareholder for $1,800,000 in the aggregate. The option may not be exercised if the exercise would violate any applicable laws and regulations in the PRC or cause any license or permit held by, and necessary for the operation of iASPEC, to be cancelled or invalidated. The Option Agreement will terminate on the date IST exercises its purchase option and acquires all the shares or assets of iASPEC pursuant to the terms of the Option Agreement. The Option Agreement may be rescinded by IST upon 30 days’ notice without costs to terminate. The Option Agreement does not have renewal provisions.

Equity Transfer Agreement

On July 1, 2008, Mr. Jiang Huai Lin entered into an equity transfer agreement (the "Equity Transfer Agreement") with Mr. Jin Zhu Cai ("Mr. Cai"), the then owner of a 24% minority interest (the “Minority Interest”) in iASPEC, pursuant to which Mr. Lin purchased the Minority Interest from Mr. Cai for a total consideration of RMB60 million (approximately $8.72 million). The transaction was closed in September 2008 and as a result, Mr. Lin became the sole owner of iASPEC.

Amended and Restated MSA

The Amended and Restated MSA was entered into as of December 13, 2009, by and among IST, iASPEC and iASPEC’s sole shareholder, Mr. Lin. Pursuant to the Amended and Restated MSA, IST will provide management and consulting services to iASPEC, under the following terms:

  iASPEC agreed that IST will be entitled to receive ninety five percent ( 95%) of the Net Received Profit, as defined, of iASPEC during the term of the Agreement. iASPEC is obligated to calculate and pay the Net Received Profit due to IST no later than the last day of the first month following the end of each fiscal quarter; Mr. Lin, agreed to enter into a pledge agreement with IST to pledge all of his equity interests in iASPEC as security for his and iASPEC’s fulfillment of their respective obligations under the MSA, and to register the pledge agreement with the local AIC (Administration for Industry and Commerce). After the Amended and Restated MSA was executed on December 13, 2009, based on the advice of the Company’s PRC legal counsel, in January 2010 all the parties to the agreement decided not to enter into a pledge agreement.

  Mr. Lin confirmed his status as the sole iASPEC shareholder and his assumption of all of the obligations of the iASPEC shareholder under the agreement, including a confirmation of his continuing obligation under a written guaranty, executed by the then iASPEC shareholders; and

  Based on iASPEC’s needs for its development and operation, IST has the right, from time to time, at its sole discretion, to provide iASPEC with capital support.

  IST agreed that it will not interfere in any business of iASPEC covered by iASPECm time to time, at its sole discretion, to provide iASPEC with capital support. a confirmation of his continuing obligation under a written guaranty, executed by the then iASovided, however, that iASPEC agreed that it will cooperate with the requests of the Company as necessary to comply with the Company’s reporting obligations to the Securities and Exchange Commission.

The Amended and Restated MSA amended certain terms of the original Management Service Agreement which became effective on July 1, 2007 and has a term of 30 years unless otherwise earlier terminated by the parties by one of the following means:

  Either iASPEC or IST may terminate the Amended and Restated MSA immediately (a) upon the material breach by the other of its obligations and the failure of such party to cure such breach within 30 working days after written notice from the non-breaching party; or (b) upon the filing of a voluntary or involuntary petition in bankruptcy by the other or of which the other is the subject, or the insolvency of the other, or the commencement of any proceedings placing the other in receivership, or of any assignment by the other for the benefit of creditors; or

  The Amended and Restated MSA may be terminated at any time by IST upon 90 calendar days’ written notice delivered to all other parties.

Upon any effective date of any termination of the Amended and Restated MSA: (a) IST will cease providing management services to iASPEC; (ii) IST will deliver to iASPEC all chops and seals of iASPEC; (iii) IST will deliver to iASPEC all of the financial and other books and records of iASPEC, including any and all permits, licenses, certificates and other proprietary and operational documents and instruments; (iv) the senior managers who are recommended by IST and elected as directors of iASPEC will resign from the Board of Directors of iASPEC in a lawful way; and (v) the software license that iASPEC granted to IST according to the Amended and Restated MSA will terminate unless otherwise agreed by the parties. In addition, any amounts owing from any party to any other party on the effective date of any termination under the terms of the Amended and Restated MSA will continue to be due and owing despite such termination.

The Amended and Restated MSA does not have renewal provisions. We expect that the parties to the Amended and Restated MSA will negotiate to extend the term of the agreement before its expiration.

The substance of the Amended and Restated MSA and the Option Agreement is to:

  Allow the Company to utilize the business licenses, contacts, permits and other resources of iASPEC in order for the Company to be able to expand its operations and business model;
  Provide the Company with effective control over all of iASPEC’s operations; and allow the shareholders of iASPEC an opportunity to monetize a portion of their investment through the $1.8 million purchase option.

Non-controlling interest transactions

On February 20, 2012, Zhongtian, increased its registered capital from RMB40.7 million (approximately $6.2 million) to RMB42.5 million (approximately $6.5 million). The RMB1.79 million (approximately $0.28 million) was contributed by new shareholders, comprising the management teams of Zhongtian, including Mr. Lin, the Company’s chief executive officer. As a result of the capital increase, the equity interest owned by iASPEC in Zhongtian was reduced from 81.65% to 78.21% and resulted in approximately $0.12 million of Zhongtian’s equity being reclassified to non-controlling interest.

On July 16, 2012, Information Security Software Investment Limited (“ISSI”), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which ISSI agreed to transfer 100% of equity interests in Topcloud, also our wholly-owned PRC subsidiary, to iASPEC, for a purchase price of RMB53.98 million (approximately $8.57 million).

On September 10, 2013, iASPEC purchased additional equity interests in Zhongtian for a total of RMB2.34 million (approximately $0.38 million). As a result, the equity interest owned by iASPEC in Zhongtian was increased from 78.21% to 83.72% and resulted in approximately $0.21 million of Zhongtian’s equity being reclassified from non-controlling interest.

On August 30, 2013, a minority shareholder disposed of its interest in Geo totaling RMB7 million (approximately $1.13 million). In addition, during 2013 various individuals shareholders injected capital in Geo totaling of RMB21.50 million (approximately $3.53 million) and four individual shareholders contributed patent rights valued at RMB2 million (approximately $0.32 million) which reinforced Geo’s operating business. As a result of the capital increase, Geo’s minority interest increased from 47.46% to 49.63% while the equity interest owned by iASPEC in Geo was decreased from 52.54% to 50.37%, and resulted in approximately $0.20 million of Geo’s equity being reclassified to non-controlling interest with iASPEC still remaining as the controlling shareholder in Geo thereafter.

On September 18, 2013, Information Security Technology (PRC) Co., Ltd ("IST"), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which iASPEC agreed to transfer 100% of equity interests in Topcloud, to IST, for a purchase price of RMB53.98 million (approximately $8.84 million).

On October 22, 2013, Information Security International Investment and Development Limited ("ISIID"), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which ISIID agreed to transfer 100% of equity interests in Bocom, to iASPEC, for a purchase price of RMB50.0 million (approximately $8.19 million).

On April 30, 2014, the Company issued various minority shareholders of Geo 318,794 shares of restricted CNIT ordinary shares valued at $4.00 per share under the Company’s 2013 Equity Incentive Plan. Instead of using cash, those Geo shareholders opted for using their ownership in Geo shares to pay for the CNIT restricted shares through Geo’s parent company, iASPEC. They transferred the Geo shares they owned to iASPEC, and iASPEC in turn recorded the corresponding amount as an interest-free payable to the Company, which was eliminated in consolidation against additional paid-in capital of the Company. Consequently, iASPEC’s ownership in Geo increased from 50.37% to 54.89%, resulting in approximately $4,500 of Geo’s equity being reclassified to controlling interest and iASPEC still remaining as the controlling shareholder in Geo thereafter. In addition, iASPEC paid those Geo shareholders $61,698 of cash for the difference between the value of the CNIT restricted shares issued and that of the Geo shares that iASPEC received.

On April 30, 2014, the Company issued various minority shareholders of Zhongtian 120,709 shares of restricted CNIT ordinary shares valued at $4.00 per share under the Company’s 2013 Equity Incentive Plan. Instead of using cash, those Zhongtian shareholders opted for using their ownership in Zhongtian to pay for the CNIT restricted shares through Zhongtian’s parent company, iASPEC. They transferred the Zhongtian shares they owned to iASPEC, and iASPEC in turn recorded the corresponding amount as an interest-free payable to the Company, which was eliminated in consolidation against additional paid-in capital of the Company. Consequently, iASPEC’s ownership in Zhongtian increased from 83.72% to 99.99%, resulting in approximately $34,000 of Zhongtian’s equity being reclassified to controlling interest. In addition, iASPEC paid those Zhongtian shareholders $649,967 of cash for the difference between the value of the CNIT restricted shares issued and that of the Zhongtian shares that iASPEC received.

Management’s Plans

For the years ended December 31, 2014 and 2013, the Company reported negative cash flows from operations of $12.7 million and $11.38 million, respectively. In addition, the Company had a working capital deficiency of $55.3 million as of December 31, 2014. Continuing the Company’s business transformation, management has developed its 2015 business plan that encompasses six strategies: 1) redirect the Company’s resources to selling high-margin software solutions; 2) reinforce stringent cash collection policies to shorten the Company’s days of sales outstanding; 3) streamline the Company’s purchase order management process to reduce inventory; 4) control the Company’s cost structure; 5) obtain additional government subsidies for developing new and innovative cloud-based software solutions; and 6) reduce the Company’s short-term debt burden. As of March 13, 2015, the Company has reduced its short-term debt burden to $53.7 million, down from $62.7 million at the end of 2014. In November 2014, the Company entered into an agreement to sell certain real estate and plant assets for RMB375 million (approximately $61.1 million), which is approximately $27.9 million above their carrying value. See Note 9. The Company plans to use a portion of these proceeds to pay back another $32.3 million of short-term bank loans, thus reducing its debt burden by 53% from its 2014 level. As of March 13, 2015, the Company has approximately $13.7 million of additional borrowing availability under its credit facilities. Management believes that the Company’s current cash and cash equivalents, anticipated cash flows from operations and investing activities in 2015, and additional availability under its borrowing facilities will be sufficient to meet the Company’s operating and financial obligations for the remainder of 2015.